Fresh-Start Reporting (Tables)	12 Months Ended
Jan. 31, 2022
Fresh-Start Reporting
Schedule of reconciliation of enterprise value under reorganization adjustment

The following table reconciles the enterprise value per the Disclosure Statement to the fair value of Predecessor (SLH)’s equity, as of the Effective Date (in thousands, except per share amounts):

Enterprise Value (1)	$1,150,000
Plus: Cash	92,009
Less: Borrowings under accounts receivable facility	(48,886)
Less: Fair value of debt	(514,950)
Less: Fair value of warrants	(11,200)
Implied value of Successor Company common stock	$666,973

Shares issued upon emergence (Class A and B common stock)	4,000
Per share	$167

The reconciliation of the Company’s enterprise value to reorganization value as of the Effective Date is as follows (in thousands):

Enterprise Value (1)	$1,150,000
Plus:
Cash	92,009
Current liabilities (excluding AR facility and Current maturity of long-term debt)	134,257
Deferred tax liabilities	103,930
Other long-term liabilities	7,140
Non-current lease obligations	16,399
Reorganization Value	$1,503,735
(1)	Enterprise value includes the value of warrants that are classified as liability

Schedule of adjustment to assets and liabilities under fresh start adjustment

			Reoganization		Fresh Start
	Predecessor		Adjustments		Adjustment		Successor
ASSETS
Current assets:
Cash and cash equivalents		$42,341	$49,668	(1)	$—			$92,009
Restricted cash		35,306	(25,000)	(1)	—			10,306
Accounts receivable		73,607	1,700	(2)	(990)	(10)		74,317
Prepaid expenses and other current assets		39,317	(300)	(2)	(10,573)	(11)		28,444
Total current assets		190,571	26,068		(11,563)			205,076
Property and equipment, net		15,523	500	(2)	—			16,023
Goodwill		1,070,674	5,100	(2)	(580,639)	(12)		495,135
Intangible assets, net		249,962	—		516,124	(13)		766,086
Right of use assets		17,454	—		367	(14)		17,821
Other assets		17,313	(3,500)	(2)	(10,219)	(11)		3,594
Total assets		$1,561,497	$28,168		$(85,930)			$1,503,735
LIABILITIES AND SHAREHOLDER'S (DEFICIT) EQUITY
Current liabilities:
Current maturities of long-term debt		$60,000	$(57,400)	(3)	$—			$2,600
Borrowings under accounts receivable facility		48,886	—		—			48,886
Accounts payable		7,851	300	(2)	—			8,151
Accrued compensation		23,587	1,400	(2)	—			24,987
Accrued expenses and other liabilities		12,105	500	(2)	—			12,605
Lease liabilities		1,699	3,245	(6)	(175)	(14)		4,769
Deferred revenue		196,469	2,400	(2)	(115,124)	(15)		83,745
Total current liabilities		350,597	(49,555)		(115,299)			185,743

Long-term debt		—	517,400	(3)(4)	(5,050)	(17)		512,350
Long term lease liabilities		3,732	12,442	(6)	225	(14)		16,399
Warrants		—	11,200	(6)(8)	—			11,200
Deferred tax liabilities		—	30,484	(5)(6)	73,446	(16)		103,930
Deferred revenue - non-current		1,783	—		(1,128)	(15)		655
Other long-term liabilities		2,289	3,796	(6)	400	(17)		6,485
Total long-term liabilities		7,804	575,322		67,893			651,019
Liabilities subject to compromise		4,472,954	(4,472,954)	(6)	—			—
Total liabilities		4,831,355	(3,947,187)		(47,406)			836,762

Shareholders’ (defecit) equity:
Ordinary shares (Predececcor)		138	 (138)	(7)	 —			—	
Additional paid-in capital (Predecessor)		83	(83)	(7)	—			—
Ordinary shares (Successor)		—	40	(6)(8)	—			40
Additional paid-in capital (Successor)		—	666,933	(6)(8)	—			666,933
(Accumulated deficit) retained earnings		(3,267,346)	3,308,603	(9)	(41,257)	(17)		—
Accumulated other comprehensive loss		(2,733)	—		2,733	(18)		—
Total shareholders’ (deficit) equity		(3,269,858)	3,975,355		(38,524)			666,973
Total liabilities and shareholders’ (deficit) equity		$1,561,497	$28,168		$(85,930)			$1,503,735

Schedule of usage of cash under reorganization adjustment

Sources:
Release of restriced cash (a)	$25,000
Additional funding from First Out Term Loan	50,000
Reconsolidation of Canadian subsidiary	1,100
Total sources of cash	76,100
Uses:
Exit Facility and DIP Facility rollover financing costs paid upon Effective Date	(5,032)
Professional success fees paid upon Effective Date	(21,400)
Total uses of cash	(26,432)
Net increase in cash	$49,668
(a)	A portion of DIP Facility funds from restricted cash was released upon Effective Date

Schedule of term loan facility under reorganization adjustment

Term Loan Facility:
Senior Secured First Out Term Loan	$110,000
Senior Secured Second Out Term Loan	410,000
Total Debt - Exit facility (a)	520,000
Less:
Current portion of Long-term debt	(2,600)
Long-term debt, net of current portion	$517,400
(a)	The Exit Credit Facility bore interest at a rate equal to LIBOR plus 7.50% per annum, with a LIBOR floor of 1.00%. The First Out Term Loan is due in December 2024 and the Second Out Term Loan is due April 2025. The Exit Credit Facility contains customary provisions and reporting requirements, including prepayment penalties and a maximum leverage covenant that will be first measured January 31, 2022 and each quarter thereafter. Quarterly principal repayments of $1.3 million begin for the quarter ended April 30, 2021 and increase to $2.6 million for the quarter ended April 30, 2022 until maturity.

Schedule of disposition of liability under reorganization adjustment

The table below indicates the disposition of liabilities subject to compromise (in thousands):

Liabilities subject to compromise pre-emergence	$4,472,954
Reinstated on the Effective Date:
Lease liabilities (current and non-current)	(15,687)
Deferred tax liabilities	(26,107)
Other long-term liabilities	(3,796)
Total liabilities reinstated	(45,590)
Less amounts settled per the Plan of Reorganization
Issuance of new debt	(410,000)
Issuance of warrants	(11,200)
Equity issued at emergence to creditors in settlement of Liabilities Subject to Compromise	(666,973)
Total amounts settled	(1,088,173)
Gain on settlement of Liabilities Subject to Compromise	$3,339,191

Schedule of cumulative impact of under reorganization adjustment

Gain on settlement of Liabilities subject to compromise	$3,339,191
Provision for income taxes	(4,377)
Professional success fees paid upon Effective Date	(21,400)
Exit Facility and DIP Facility rollover financing costs paid upon Effective Date	(5,032)
Cancellation of predecessor shares and additional paid in capital	221
Net impact on Accumulated deficit	$3,308,603

Schedule of goodwill under fresh start adjustment

(in thousands)
Reorganization value of Successor company	$1,503,735
Less: Fair value of Successor company assets	(1,008,600)
Reorganization value of Successor company in excess of asset fair value - Goodwill	$495,135

Schedule of adjustment to intangible assets under fresh start adjustment

	Estimated	Estimated
	fair value	useful life
Developed software/ courseware	$261,600	3-5 years
Customer contracts/ relationships	279,500	12.4 years
Trademarks and trade names	6,300	9.4 years
Backlog	90,200	4.4 years
Skillsoft trademark	91,500	Indefinite
Publishing rights	35,200	5 years
Capitalized software	1,786	5 years
Total intangible asset upon emergence	766,086
Elimination of historical acquired intangible assets	(249,962)
Fresh-start adjustment to acquired intangibles assets	$516,124

Schedule of cumulative impact of under fresh start adjustment

Fresh-start adjustment to accounts receivable, net	$(990)
Fresh-start adjustment to prepaid assets and other assets (including long-term)	(20,792)
Fresh-start adjustment to goodwill	(580,639)
Fresh-start adjustment to intangible assets, net	516,124
Fresh-start adjustment to operating lease right-of-use assets and liabilities, net	317
Fresh-start adjustment to deferred revenue (current and non-current)	116,252
Fair value adjustment to debt	5,050
Fair value adjustment to other long-term liabilities	(400)
Total fresh-start adjustments impacting reorganization items, net	34,922
Elimination of accumulated other comprehensive loss	(2,733)
Tax impact of fresh-start adjustments	(73,446)
Net impact on accumulated deficit	$(41,257)

Schedule of adjustment of reorganization recognized In statement of operation

Predecessor
February 1, 2020
through
August 27, 2020
Gain on settlement of Liabilities subject to compromise	$3,339,191
Impact of fresh-start adjustments	66,928
Exit Facility and DIP Facility rollover financing costs paid upon Effective Date	(5,032)
Write-off of pre-petition debt and DIP issuance costs	(9,461)
Professional success fees paid upon Effective Date	(21,399)
Professional fees and other bankruptcy related costs	(13,076)
Gain on Deconsolidation of Canadian subsidiary	4,100
Reorganization items, net	$3,361,251

A net charge of $32.0 million was attributable to discontinued operations and recorded within Income (loss) from discontinued operations, net of tax in the Statement of Operations.  $3,361 million was attributable to continuing operations and presented as Reorganization items, net in the Statement of Operations.

	Successor	Predecessor
	August 28, 2020	February 1, 2020
	through	through
	January 31, 2021	August 27, 2020
Cash payment for reorganization items, net	$784	$42,916